Note 22 - Financial Instruments Carried at Fair Value (Details) - Fair Value Hierarchy (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents - Fair Value	$ 404	$ 2,271
Cash and cash equivalents - Carrying Amount	404	2,271	1,043	5,119
Restricted cash - Fair Value	183	31
Restricted cash- Carrying Amount	183	31
Liabilities
Current portion of long-term debt		22,150
Current portion of long-term debt		60,306
Current and Non Current portion of debt	36,888	22,150
Current and Non Current portion of debt	72,045	60,306
Current and Non Current portion of Convertible Notes - Fair Value	97,121	101,651
Current and Non Current portion of Convertible Notes - Carrying Amount	97,121	101,651	62,552	53,391
Current and Non Current Capital lease obligations	38,010
Current and Non Current Capital lease obligations	38,010
Share settled debt		72,595
Share settled debt		72,595
Financial instruments - Fair Value	39,300	20,491
Financial instruments - Carrying Amount	39,300	20,491
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents - Fair Value	404	2,271
Restricted cash - Fair Value	183	31
Fair Value, Inputs, Level 2 [Member]
Liabilities
Current portion of long-term debt		22,150
Current and Non Current portion of debt	36,888
Current and Non Current portion of Convertible Notes - Fair Value	97,121	101,651
Current and Non Current Capital lease obligations	38,010
Financial instruments - Fair Value		269
Fair Value, Inputs, Level 3 [Member]
Liabilities
Share settled debt		72,595
Financial instruments - Fair Value	$ 39,300	$ 20,222